FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 103,756,309	$ 102,057,859
Financial liabilities		107,579,080	117,223,016
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		41,989,502	77,981,989
Financial liabilities	[1]	$ 86,048,279	96,533,363
Decrease in variable rate basis		0.0100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 39,323,688	43,932,998
Financial liabilities	[1]	86,048,279	96,533,363
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		2,665,814	34,048,991
Financial liabilities	[1]	$ 0	$ 0

[1]	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.